[CLIFFORD CHANCE LETTERHEAD]

February 23, 2009

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management
Mail Stop 0505

Re:	Morgan Stanley Global Long/Short Fund P (“Feeder Fund”) File Numbers 811-22095 & 333-144614

Morgan Stanley Global Long/Short Fund A (“Master Fund”)
File Numbers 811-22094 & 333-144612 (each a “Fund,” and collectively, the “Funds”)

Dear Mr. Greene:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 1 to each Fund’s Registration Statement on Form N-2 (the “Amendments”).

The Amendments are being filed to update the Funds’ financial statements and certain other non-material information. The Amendments also incorporate all applicable changes made (i) in response to the staff comments to the Registration Statements of Alternative Investment Partners Absolute Return Fund II P and Alternative Investment Partners Absolute Return Fund II A, which were declared effective in September 2008, as well as (ii) certain other changes made in response to market developments since September 2008.

Accordingly, we believe that the Amendments are ideal candidates for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of the Amendments limited to those disclosure items that have changed since the filing of Pre-Effective Amendment No. 2 to each Fund’s Registration Statement on Form N-2 filed on December 19, 2007. Selective review would serve to expedite the review process for each Fund as well as use the staff’s time more effectively. Pursuant to the requirements of IC-13768, the Funds will file a copy of this letter with the Amendments.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz